Employment, Post-Employment Benefits and Share Compensation Plans - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United Kingdom
Employment, Post-Employment Benefits and Share Compensation Plans
Pension charge for the year	€ 3,926	€ 3,346
United States
Employment, Post-Employment Benefits and Share Compensation Plans
Pension charge for the year	1,784	575
Germany
Employment, Post-Employment Benefits and Share Compensation Plans
Provisions	645	722
France
Employment, Post-Employment Benefits and Share Compensation Plans
Provisions	14,872	€ 14,499	€ 15,310
Past service costs	€ 830
France | Maximum
Employment, Post-Employment Benefits and Share Compensation Plans
Retirement Age	63 years
France | Minimum
Employment, Post-Employment Benefits and Share Compensation Plans
Retirement Age	65 years